Share capital	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital

22. Share capital

(a)	Authorized

The Company is authorized to issue an unlimited number of no par value common shares and an unlimited number of preference shares.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

(b)	Issued and outstanding, common shares

	Shares	Consideration
	#	$
Balance, August 31, 2020	7,746,136	69,380,807
Shares issued on vesting of RSUs	277,749	1,895,891
Common shares issued on exercise of options	20,833	290,558
Convertible debt conversion	1,728,848	13,704,605
Common shares issued on private placement, net of costs	4,435,433	24,225,901
EB bonus shares	6,666	54,061
Shares for debt	40,000	226,556
Common shares issued on exercise of warrants	901,060	9,000,851
Shares issued on acquisition of SideQik	386,584	3,962,000
Balance, August 31, 2021	15,543,309	122,741,230

	Shares	Consideration
	#	$
Balance, August 31, 2021	15,543,309	122,741,230
Shares issued on vesting of RSUs	203,537	1,489,962
Shares issued under shares for services	57,029	666,667
Balance, August 31, 2022	15,803,875	124,897,859

(c)	Activity for the year ended August 31, 2022

During the year ended August 31, 2022, the Company issued 203,537 common shares upon vesting of an equal number of RSUs, see (Note 24) and 57,029 shares for services provided by certain officers of Sideqik.

(d)	Activity for the year ended August 31, 2021

Private Placement of units

In January and February 2021, the Company closed on the issuance of 4,371,767 units (the “Units”) for gross proceeds of $32,788,253 of non-brokered private placements. Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (a “Warrant”). Each whole Warrant entitles the holder to acquire one additional share of the Company at a price of $15.00 per share for a period of 3 years provided that: (i) if the common shares are listed for trading on NASDAQ, (ii) the Company completes an offering of securities under a short form prospectus for an aggregate amount of at least $30,000,000, and (iii) the closing price of the common shares on NASDAQ is $30.00 or greater for a period of 15 consecutive trading days, then the Company may accelerate the expiry date of the Warrants to the 30th day after the date written notice is provided to the holders.

The Company paid cash commissions to eligible finders under the offering of $1,681,477 and regulatory and legal fees of $89,402. Net cash proceeds from the offering amounted to $31,017,374.

In addition to the cash finder’s fees discussed above, the Company issued the following securities as partial payment of commissions to finders: 63,666 Units; and 159,554 finders warrants, with each finder warrant exercisable into a common share at an exercise price of US$15.00 per share for 3 years subject to the same acceleration terms described above.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The total number of common shares issued as a result of the private placements totaled 4,435,433, which was comprised of 4,371,767 Units issued for proceeds and 63,666 Units issued as partial payment to finders. The total number of warrants issued totaled 2,377,272, which was comprised of warrants issued as part of the Units issued of 2,217,718 (50% of Units issued) and 159,554 finders warrants issued.

A summary of amounts recorded in connection with private placement and their effect on financial statement line items is noted below:

	Proceeds	Shares	Impact on share capital	Warrants	Impact on contributed surplus
	$	#	$	#	$
Units issued in private placement	32,788,253	4,371,767	26,185,009	2,185,885	6,603,244
Cash commissions	(1,681,477)	-	(1,345,736)	-	(335,741)
Regulatory and legal fees	(89,402)	-	(71,522)	-	(17,880)
Finders’ units issued	-	63,666	383,720	31,833	93,775
Finders’ units considered as transaction costs	-	-	(383,720)	-	(93,775)
Finders’ warrants issued	-	-	-	159,554	676,787
Finders’ warrants considered as transaction costs	-	-	(541,850)	-	(134,937)
	31,017,374	4,435,433	24,225,901	2,377,272	6,791,473

The fair value allocated between the common shares and warrants on the issuance of the Units is based on a relative fair value allocation between the common shares issued and warrants issued. Refer to equity measured warrants note for discussion of the key assumptions used in valuation of the warrants as part of the relative fair value allocation.

Other activity

During the year ended August 31, 2021, the Company had the following additional activity to share capital: (i) issued 277,749 common shares upon vesting of an equal number of RSUs (Note 24); (ii) issued 20,833 common shares upon the exercise of vested stock options, (iii) issued 1,728,848 common shares in connection with conversion of convertible debt (Note 20(a)), (iv) issued 901,060 common shares in connection with the exercise of warrants (Note 21(a)); (v) issued 40,000 common shares for cancelation of $226,556 of debt (shares for debt); and (vi) issued 6,666 common shares valued at $54,061 as an amendment fee to the lender in connection with the Amended EB Loan (the “EB Bonus Shares”). In addition to the EB Bonus Shares, the Company paid the lender a cash fee of $100,000. The amendment fees were recorded within interest expense as the Amended EB Loan and the subsequently the EB CD is being accounted for at FVTPL.

22. Share capital

(a)	Authorized

The Company is authorized to issue an unlimited number of common shares and an unlimited number of preference shares.

(b)	Issued and outstanding, common shares

	Shares	Consideration
	#	$

Balance, August 31, 2019	156,438	29,613,406
Impact of share consolidation	(114)	-
Shares issued on vesting of RSUs	26,666	159,895
Convertible debt conversion	1,739,615	5,152,023
Private placements, net of costs	502,562	2,694,076
Shares issued for debt conversion	59,654	724,231
Shares issued on acquisition of UMG	288,560	3,804,344
Shares issued on acquisition of Frankly	2,258,215	12,155,000
Shares issued on acquisition of Winview	1,759,997	7,579,000
Shares issued on acquisition of Driver Database (Note 6)	100,000	859,745
Shares issued on acquisition of Lets Go Racing (Note 6)	200,000	1,719,491
Common shares issued on exercise of warrants	654,543	4,919,596
Balance, August 31, 2020	7,746,136	69,380,807

	Shares	Consideration
	#	$

Balance, August 31, 2020	7,746,136	69,380,807
Shares issued on vesting of RSUs	277,749	1,895,891
Common shares issued on exercise of options	20,833	290,558
Convertible debt conversion	1,728,848	13,704,605
Common shares issued on private placement, net of costs	4,435,433	24,225,901
EB bonus shares	6,666	54,061
Shares for debt	40,000	226,556
Common shares issued on exercise of warrants	901,060	9,000,851
Shares issued on acquisition of SideQik	386,584	3,962,000
Balance, August 31, 2021	15,543,309	122,741,230

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

(c)	Activity for the year ended August 31, 2021

Private Placement of units

In January and February 2021, the Company closed on the issuance of 4,371,767 units (the “Units”) for gross proceeds of $32,788,253 of non-brokered private placements. Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (a “Warrant”). Each whole Warrant entitles the holder to acquire one additional share of the Company at a price of $15.00 per share for a period of 3 years provided that: (i) if the common shares are listed for trading on NASDAQ, (ii) the Company completes an offering of securities under a short form prospectus for an aggregate amount of at least $30,000,000, and (iii) the closing price of the common shares on NASDAQ is $30.00 or greater for a period of 15 consecutive trading days, then the Company may accelerate the expiry date of the Warrants to the 30th day after the date written notice is provided to the holders.

The Company paid cash commissions to eligible finders under the offering of $1,681,477 and regulatory and legal fees of $89,402. Net cash proceeds from the offering amounted to $31,017,374.

In addition to the cash finder’s fees discussed above, the Company issued the following securities as partial payment of commissions to finders: 63,666 Units; and 159,554 finders warrants, with each finder warrant exercisable into a common share at an exercise price of US$15.00 per share for 3 years subject to the same acceleration terms described above.

The total number of common shares issued as a result of the private placements totaled 4,435,433, which was comprised of 4,371,767 Units issued for proceeds and 63,666 Units issued as partial payment to finders. The total number of warrants issued totaled 2,377,272, which was comprised of warrants issued as part of the Units issued of 2,217,718 (50% of Units issued) and 159,554 finders warrants issued.

A summary of amounts recorded in connection with private placement and their effect on financial statement line items is noted below:

	Proceeds	Shares	Impact on share capital	Warrants	Impact on contributed surplus
	$	#	$	#	$
Units issued in private placement	32,788,253	4,371,767	26,185,009	2,185,885	6,603,244
Cash commissions	(1,681,477)	-	(1,345,736)	-	(335,741)
Regulatory and legal fees	(89,402)	-	(71,522)	-	(17,880)
Finders’ units issued	-	63,666	383,720	31,833	93,775
Finders’ units considered as transaction costs	-	-	(383,720)	-	(93,775)
Finders’ warrants issued	-	-	-	159,554	676,787
Finders’ warrants considered as transaction costs	-	-	(541,850)	-	(134,937)
	31,017,374	4,435,433	24,225,901	2,377,272	6,791,473

The fair value allocated between the common shares and warrants on the issuance of the Units is based on a relative fair value allocation between the common shares issued and warrants issued. Refer to equity measured warrants note for discussion of the key assumptions used in valuation of the warrants as part of the relative fair value allocation.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

Other activity

During the year ended August 31, 2021, the Company had the following additional activity to share capital: (i) issued 277,749 common shares upon vesting of an equal number of RSUs (Note 24); (ii) issued 20,833 common shares upon the exercise of vested stock options, (iii) issued 1,728,848 common shares in connection with conversion of convertible debt (Note 19(a)), (iv) issued 901,060 common shares in connection with the exercise of warrants (Note 21(a)); (v) issued 40,000 common shares for cancelation of $226,556 of debt (shares for debt); and (vi) issued 6,666 common shares valued at $54,061 as an amendment fee to the lender in connection with the Amended EB Loan (the “EB Bonus Shares”). In addition to the EB Bonus Shares, the Company paid the lender a cash fee of $100,000. The amendment fees were recorded within interest expense as the Amended EB Loan and the subsequently the EB CD is being accounted for at FVTPL; (vii) issued 386,584 common shares with a fair value of $3,962,000 in connection with the acquisition of SideQik, Inc (Note 6).

Activity for the year ended August 31, 2020

During the year ended August 31, 2020, the Company issued 26,666 common shares upon vesting of an equal number of RSUs (Note 24), issued 1,739,615 common shares in connection with conversion of convertible debt (Note 19), and issued 502,562 common shares in connection with a series of non-brokered private placements as follows:

On December 18, 2019, the Company closed a non-brokered private placement at a price of CAD$18.75 ($14.25) per unit. The Company issued 58,133 units for gross proceeds of CAD$1,090,000 ($830,907). Each unit is comprised of one common share of the Company and one-half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share of the Company for a period of 36 months from the date of issuance of the warrant, at an exercise price of CAD$27.00 per share. The proceeds were allocated to the common shares and warrants using the relative fair value method, with $612,745 being allocated to the 58,133 common shares issued and the remaining $218,162 allocated to the 29,067 warrants issued (Note 21).

During the third quarter of 2020 the Company closed a non-brokered private placement at a price of CAD$9.00 per unit in four tranches. The Company issued a total of 444,429 units for gross proceeds of CAD$3,999,860 ($2,875,593). Each unit is comprised of one common share of the Company and one-half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share of the Company for a period of 36 months from the date of issuance of the warrant, at an exercise price of CAD$13.50 per share. The proceeds were allocated to the common shares and warrants using the relative fair value method, with $2,102,047 being allocated to the 444,429 common shares issued and the remaining $773,546 allocated to the 222,214 warrants issued (Note 21).

On March 20, 2020, the Company issued 46,300 common shares in settlement of select trade payables through a shares for debt placement amounting to CAD$900,003 ($632,522). The fair value of the shares issued were based on market price on the date of settlement. In addition, on June 13, 2020, the Company issued 13,354 common shares in settlement of select trade payables through a shares for debt placement amounting to CAD$125,000 ($91,709).

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

On December 31, 2019, the Company issued 288,560 common shares with a fair value of $3,804,344 in connection with the acquisition of UMG (Note 6). On May 8, 2020, the Company issued 2,258,215 common shares with a fair value of $12,155,000 in connection with the acquisition of Frankly (Note 6). On May 8, 2020, the Company issued 1,759,997 common shares with a fair value of $7,579,000 in connection with the acquisition of Winview (Note 6).

On June 3, 2020, the Company issued 100,000 common shares with a fair value of $859,745 in connection with the acquisition of DriverDB (Note 6). On June 3, 2020, the Company issued 200,000 common shares with a fair value of $1,719,491 in connection with the acquisition of Lets Go Racing (Note 6).

During the year ended August 31, 2020, the Company issued 654,543 common shares in connection with the exercise of warrants. In connection with these exercises, amounts recorded to share capital of $4,919,596 are comprised of exercise proceeds of $3,574,023 and intrinsic value of warrants on exercise of $1,345,573 (Note 21).